restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
restructuring and other costs
Goods and services purchased	$ 46	$ 42	$ 86	$ 140
Employee benefits expense	87	79	144	199
Total	133	121	230	339	$ 384	$ 493
Real estate rationalization-related restructuring impairments of property, plant and equipment	1	31	4	99
Restructuring
restructuring and other costs
Goods and services purchased	42	41	76	138
Employee benefits expense	87	79	144	199
Total	129	120	220	337
Other
restructuring and other costs
Goods and services purchased	$ 4	$ 1	$ 10	$ 2